Schedule of Investments
November 30, 2021 (unaudited)
Archer Balanced Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 65.40%

Air Courier Services - 2.05%
FedEx Corp.	4,400	1,013,628

Aircraft Engines & Engines Parts - 2.05%
Honeywell International, Inc.	5,000	1,011,200

Beverages - 1.29%
PepsiCo, Inc.	4,000	639,120

Commercial Banks - 1.82%
Toronto Dominion Bank (Canada)	12,500	900,750

Electric Services - 2.67%
NextEra Energy, Inc.	15,200	1,319,056

Electromedical & Electrotherapeutic Apparatus - 1.40%
Medtronic PLC (Ireland)	6,500	693,550

Electrical Work - 2.53%
Quanta Services, Inc.	11,000	1,251,580

Electronic Computers - 2.93%
Apple, Inc.	6,700	1,107,510
Dell Technologies, Inc. Class C (2)	6,000	338,820

		1,446,330
Food & Kindred Products - 1.27%
Nestle S.A. ADR (2)	4,900	629,650

Guided Missiles & Space Vehicles & Parts - 1.89%
Lockheed Martin Corp.	2,800	933,296

National Commercial Banks - 4.54%
Citigroup, Inc.	15,000	955,500
JPMorgan Chase & Co.	8,100	1,286,523

		2,242,023

Petroleum Refining - 1.90%
Chevron Corp.	8,300	936,821

Pharmaceutical Preparations - 7.65%
Bristol Myers Squibb Co.	8,550	458,537
Eli Lilly & Co.	1,800	446,472
Johnson & Johnson	5,000	779,650
Merck & Co., Inc.	11,950	895,174
Pfizer, Inc.	22,300	1,198,179

		3,778,012

Railroads, Line-Haul Operating - 2.19%
Union Pacific Corp.	4,600	1,083,944

Retail-Drug Stores & Proprietary Stores - 2.45%
CVS Health Corp.	13,594	1,210,682

Retail-Lumber & Other Building Materials Dealers - 2.35%
Home Depot, Inc.	2,900	1,161,769

Retail-Variety Stores - 2.28%
WalMart, Inc.	8,000	1,125,040

Rubber & Plastics Footwear - 2.06%
Nike, Inc. Class B	6,000	1,015,440

Semiconductors & Related Devices - 4.26%
Broadcom, Inc.	1,800	996,624
Intel Corp.	11,200	551,040
Texas Instruments, Inc.	2,900	557,873

		2,105,537

Services-Business Services - 4.40%
Accenture PLC Class A (Ireland)	3,000	1,072,200
MasterCard, Inc. Class A	3,500	1,102,220

		2,174,420

Services-Computer Programming, Data Processing, Etc. - 5.88%
Alphabet, Inc. Class A (2)	535	1,518,303
Meta Platforms, Inc. Class A (2)	4,275	1,387,067

		2,905,370

Services-Medical Laboratories - 1.24%
Laboratory Corp. of America Holdings (2)	2,150	613,459

Services-Miscellaneous Amusement & Recreation - 1.17%
Walt Disney Co. (2)	4,000	579,600

Services-Prepackaged Software - 3.10%
Microsoft Corp.	3,700	1,223,183
VMWare, Inc. Class A (2)	2,643	308,544

		1,531,727

Total Common Stock	(Cost $ 17,344,022)	32,302,004

Exchange-Traded Funds - 2.85% (3)

Invesco Variable Rate Preferred ETF	12,000	307,440
iShares iBoxx $ High Yield Corporate Bond ETF	1,136	97,287
iShares US Preferred Stock ETF	12,900	495,489
JPMorgan Ultra-Short Income ETF	10,000	505,900

Total Exchange-Traded Funds	(Cost $ 1,406,078)	1,406,116

Real Estate Investment Trusts - 4.42%

Duke Realty Corp.	19,900	1,160,767
Extra Space Storage, Inc.	5,100	1,020,000

Total Real Estate Investment Trusts	(Cost $ 897,545)	2,180,767

Corporate Bonds - 18.46% (5)

Accident & Health Insurance - 0.27%
Unum Group, 4.000%, due 03/15/2024	125,000	132,393

Air Transportation, Scheduled - 0.74%
American Airlines 2013-2 Class A Pass Through Trust, 4.950%, due 01/15/2023	86,571	88,745
Southwest Airlines Co., 5.250%, due 05/04/2025	250,000	277,856

		366,601

Aircraft - 0.52%
Boeing Co., 2.600%, due 10/30/2025	250,000	255,581

Beverages - 0.32%
Keurig Dr. Pepper, Inc., 3.130%, due 12/15/2023	150,000	156,403

Commercial Banks - 0.20%
Royal Bank of Canada, 1.200%, due 04/27/2026 (Canada)	100,000	98,553

Crude Petroleum & Natural Gas - 0.22%
Murphy Oil Corp., 6.875%, due 08/15/2024	109,000	110,363

Electric Services - 0.22%
Southern California Edison Co. Series E, 3.700%, 08/01/2025	100,000	107,313

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.54%
General Electric Co. Series A, 4.000%, to 06/15/2022 (a) (b)	300,000	266,625

Gen Building Contractors - Residential Buildings - 0.78%
Lennar Corp., 4.750%, due 11/29/2027	150,000	170,474
Lennar Corp., 4.875%, due 12/15/2023	200,000	212,806

		383,280

Health Care Providers & Services - 0.21%
CommonSpirit Health, 2.950%, due 11/01/2022	100,000	101,949

Investment Advice - 0.43%
Affiliated Managers Group, Inc., 3.50%, 08/01/2025	200,000	213,713

Miscellaneous Business Credit Institution - 0.10%
Ford Motor Credit Co. LLC., 3.810%, due 01/09/2024	50,000	51,250

National Commercial Banks - 3.40%
Banc of California, Inc., 5.250%, due 04/15/2025	300,000	313,603
Bank of America Corp. Series L, 3.950%, due 04/21/2025	100,000	107,355
Citigroup, Inc. Series B, 5.900%, to 02/15/2023 (a) (b)	200,000	205,250
JPMorgan Chase Co., 3.45088%, to 04/01/2022 (b) FRN	150,000	148,500
JPMorgan & Chase Co. Series B, 0.63163%, due 02/01/2027 (3M USD LIBOR + 0.500%) FRN	150,000	146,060
Mellon Capital IV Series 1, 4.00%, to 11/08/21 (3-month US Libor + 0.565%) (b) (4)	200,000	198,198
Old National Bancorp, 4.125%, due 08/15/2024	100,000	106,438
Truist Financial Corp. Series M, 5.125%, to 12/15/2027 (a) (b)	150,000	160,110
US Bancorp, 3.70%, 01/15/2027 (a) (b)	300,000	293,250

		1,678,764

Other Real Estate Investment Trust - 0.31%
Ready Capital Corp., 5.750%, due 02/15/2026	6,000	153,000

Personal Credit Institutions - 1.05%
Discover Financial Services Series D, 6.125%, to 06/23/2025 (a) (b)	250,000	275,200
OneMain Finance Corp., 3.500%, due 01/15/2027	250,000	241,250

		516,450

Pharmaceutical Preparations - 0.84%
AbbVie, Inc., 2.900%, due 11/06/2022	250,000	255,019
AbbVie, Inc., 3.200%, due 05/14/2026	100,000	106,116
Mylan, Inc., 4.200%, due 11/29/2023	50,000	52,706

		413,841

Property & Casualty Insurance - 0.45%
Finial Holdings, Inc., 7.125%, due 10/15/2023 (Switzerland)	200,000	222,659

Retail-Shoe Stores - 0.20%
Foot Locker, Inc., 8.500%, due 01/15/2022	100,000	100,500

Rubber & Plastics Footwear - 0.41%
Nike, Inc., 2.250%, due 05/01/2023	200,000	204,021

Security Brokers, Dealers & Flotation Companies - 2.06%
Capital Southwest Corp., 3.375%, due 10/01/2026	400,000	402,000
Goldman Sachs Group, Inc., Series MTN, 1.00%, 11/15/2023	400,000	398,574
The Charles Schwab Corp. Series G, 5.375%, to 06/01/2025 (a) (b)	200,000	216,320

		1,016,894

Services-Advertising Agencies - 0.43%
Omnicom Group, Inc., 3.600%, due 04/15/2026	200,000	214,340

Services-Business Services - 0.35%
EBay, Inc., 2.600%, due 07/15/2022	170,000	171,359

Services-Equipment Rental & Leasing, Nec - 0.95%
Air Lease Corp., 3.625%, due 12/01/2027	200,000	210,743
United Rentals, Inc., 3.875%, due 11/15/2027	250,000	259,375

		470,118

Services-Personal Services - 0.46%
Block Financial LLC, 5.500%, due 11/01/2022	225,000	229,162

Services-Prepackaged Software - 0.68%
NortonLifelock, Inc., 3.950%, due 06/15/2022	75,000	75,000
Oracle Corp., 1.650%, due 03/25/2026	100,000	99,564
VMWare, Inc., 3.900%, due 08/21/2027	150,000	163,532

		338,096

State Commercial Banks - 2.31%
Ally Financial, Inc. Series B, 4.700%, to 05/15/2026 (a) (b)	250,000	257,812
Citizens Financial Group, Inc., 4.350%, due 08/01/2025	100,000	107,807
Eagle Bancorp, Inc., 5.750%, due 09/01/2024	250,000	268,669
Fifth Third Bancorp Series L, 4.500%, to 09/30/2025 (a) (b)	200,000	212,000
Home Bancshares, Inc., 5.625%, to 04/15/2022 (a) (maturity date: 4/15/27)	100,000	101,441
SVB Financial Group, 4.100%, to 02/15/2031 (a) (b)	200,000	195,500

		1,143,229

Total Corporate Bonds	(Cost $ 9,101,895)	9,116,457

Municipal Bonds - 5.36% (5)

California - 0.09%
California St. University Revenue Bond Series B, 2.785%, due 11/01/2022	5,000	5,114
Porterville Unified School District, 7.250%, due 07/01/2027	20,000	20,089
San Bernardino County Redevelopment Agency, 3.625%, due 09/01/2024	20,000	21,173

		46,376

Georgia - 0.23%
Georgia Loc. Govt., 4.750%, due 06/01/2028	99,000	111,482

Indiana - 0.74%
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150%, due 07/15/2027	135,000	135,537
Fishers, IN Econ Development Revenue Taxable-P3 Project, 2.650%, due 08/01/2028	190,000	201,111
Richland Bean Blossom, IN Sch. Bldg. Corp., 5.750%, due 01/15/2024	30,000	30,113

		366,761

Kentucky - 0.11%
Louisville/Jefferson County Metro Government, 3.000%, due 05/01/2023	55,000	55,817

Maryland - 0.66%
Baltimore Board of School Commissioners City Schools Revenue, 5.692%, due 12/15/2025	200,000	234,192
Maryland St. Econ Dev Corp Pkg Facs Revenue Taxable Senior Baltimore City Proj Series B, 3.950%, due 06/01/2023	90,000	91,328

		325,520
Michigan - 0.59%
City of Coldwater, MI Water Supply & Wastewater System Revenue, 5.000%, due 08/01/2026	25,000	29,596
Michigan State Taxable School Loan Series A, 3.200%, due 05/15/2027	250,000	259,785

		289,381

New York - 0.83%
City of New York, NY, 1.980%, due 08/01/2023	200,000	204,198
Schenectady, NY Metroplex Development Authority Revenue Taxable Ref, 2.250%, due 08/01/2023	200,000	204,452

		408,650

Ohio - 0.61%
New Albany, Floyd County Industry School First Mortgage, 5.000%, due 01/15/2027	250,000	301,685

Pennsylvania - 0.91%
East Norriton Plymouth Whitpain Joint Sewer Authority, 1.832%, due 08/01/2028	250,000	251,217
Pennsylvania ST Txbl-Ref-First Refunding Series, 1.200%, 08/01/2026	200,000	198,572

		449,789

Washington - 0.16%
Douglas County, WA School District No. 206 Eastmont Qualified School Construction, 4.700%, due 12/01/2025	70,000	79,471

Wisconsin - 0.43%
Greendale, WI Taxable Community Development, Series A, 4.750%, due 12/01/2026	110,000	110,273
Wisconsin Health Edl Facs Auth Senior Living Revenue Taxable-Covenant Cmntys, Inc. Proj Ser A-2, 4.100%, due 01/01/2024	100,000	104,048

		214,321

Total Municipal Bonds	(Cost $ 2,612,556)	2,649,253

Preferred Securities - 1.91%

Asset Management - 0.21%
B Riley Financial, Inc., 6.50%, due 09/30/2026	4,000	105,760

Motor Vehicles & Passenger Car Bodies - 0.32%
Ford Motor Co., 6.000%, due 12/01/2059	6,000	159,900

National Commercial Banks - 1.22%
BAC Capital Trust XIII Series F, 4.000% (3-month Libor +0.40%) (b) (4)	150,000	146,624
Huntington Bancshares, Inc. Series E, 5.70%, to 04/15/2023 (a) (b)	150,000	151,875
Huntington Bancshares, Inc. Series G, 4.450%, to 10/15/2027 (a) (b)	150,000	159,750
PNC Capital Trust C, 0.68988%, due 06/01/2028 (3-month Libor + 0.57%) FRN	150,000	145,554

		603,803

Telephone Communications (No Radio Telephone) - 0.15%
QWest Corp., 6.500%, due 09/01/2056	3,000	75,300

Total Preferred Securities	(Cost $ 920,414)	944,763

Structured Note - 0.43% (5)

Security Brokers, Dealers & Flotation Companies - 0.43%
Goldman Sachs Group, Inc., 1.734%, Capped at 10% (4) (maturity date: 11/13/2028)	125,000	120,156
Morgan Stanley Series MTN, 6.75%, due 08/30/2028 Capped at 12% (4)	95,000	89,912

Total Structured Note	(Cost $ 208,206)	210,068

Money Market Registered Investment Companies - 0.89%

Federated Treasury Obligation Fund - Institutional Shares 0.01% (4)	440,055	440,055

Total Money Market Registered Investment Companies	(Cost $ 440,055)	440,055

Total Investments - 99.71%	(Cost $ 32,930,771)	49,249,483

Other Assets less Liabilities - 0.29%		143,771

Total Net Assets - 100.00%		49,393,254

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$36,669,902	$-
Level 2 - Other Significant Observable Inputs	12,579,581	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$49,249,483	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange Traded Funds.
(4) Variable rate security; the coupon rate shown represents the yield at November 30, 2021.

(5) All Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

(a) Security converts to floating rate after the indicated fixed-rate coupon period.
(b) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
ADR - American Depository Receipt
LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs.
FRN - Floating Rate Note is a debt instrument whose coupon rate is variable and it tied to a benchmark rate such as LIBOR or the US Treasury Bill rate.
3-month is the period where it is a fixed period of 3 months a lender will lend at that cost.